PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4          -           PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2 0 1 8	2 0 1 7
Cost:
Electronic equipment	$33,160	$29,793
Office furniture and equipment	1,557	1,980
Leasehold improvements	11,340	10,947
	$46,057	$42,720

Accumulated depreciation:
Electronic equipment	25,259	22,740
Office furniture and equipment	1,237	1,428
Leasehold improvements	5,805	4,661
	32,301	28,829
Net book value	$13,756	$13,891

Depreciation expenses amounted to $5,071, $3,618 and $4,049 for the years ended December 31, 2018, 2017 and 2016, respectively.